Employee Benefit Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Mann- India Technologies Private Limited [Member]
Employee Benefit Plans

Note 17	Employee Benefit Plans

During the three months ended March 31, 2019 and March 31, 2018 the Company contributed $3,923 and $6,352 respectively, for defined contribution plans on behalf of its employees in India.

Note 17	Employee Benefit Plans

The Company’s Gratuity Plan provide for lump sum payment to vested employees on retirement or upon termination of employment in an amount based on the respective employee’s salary and years of employment with the Company. Liabilities with regard to the Gratuity Plans are determined by actuarial valuation using the projected unit credit method. Current service costs for the Gratuity Plan are accrued in the year to which they relate. Actuarial gains or losses or prior service costs, if any, resulting from amendments to the plans are recognized and amortized over the remaining period of service of the employees.

The benefit obligation has been measured as of December 31, 2018 and December 31, 2017. The gratuity plan is unfunded. The following table sets forth the activity of the Gratuity Plans and the amounts recognized in the Company’s financial statements at the end of the relevant periods:

	Twelve Months Ended December 31,
	2018	2017
Change in projected benefit obligation:
Projected benefit obligation as of January 1	$121,574	$104,507
Service cost	11,442	14,177
Interest cost	7,678	7,356
Benefits paid	-	(4,493)
Actuarial (gain)/loss	(56,857)	(6,891)
Effect of exchange rate changes	(9,296)	6,919
	$74,541	$121,575
Projected benefit obligation as of December 31
Unfunded amount–non-current	$63,127	$101,297
Unfunded amount–current	11,414	20,278
Total accrued liability	$74,541	$121,575

	Twelve Months Ended December 31,
	2018	2017
Components of net periodic benefit costs:
Service cost	$11,442	$14,177
Interest cost	7,678	7,356
Actuarial (gain)/loss	(56,857)	(6,891)
	$(37,737)	$14,642

The weighted average actuarial assumptions used to determine benefit obligations and net periodic gratuity cost are:

Twelve Months Ended December 31,
	2018	2017
Discount rate	6.75 % per annum	6.75 % per annum
Rate of increase in compensation levels	12.00 % per annum	12.00 % per annum
Expected long term rate of return on plan assets per annum	-	-

Leave Enchasment

The Other long-term employee benefits has been measured as of December 31, 2018 and December 31, 2017. The following table sets forth the activity of the Leave encashment and the amounts recognized in the Company’s financial statements at the end of the relevant periods:

	Twelve Months Ended December 31,
	2018	2017
Change in projected benefit obligation:
Projected benefit obligation as of January 1	$45,548	$27,023
Service cost	4,502	9,551
Interest cost	2,876	1,902
Benefits paid	-	(740)
Actuarial (gain)/loss	(26,980)	5,739
Effect of exchange rate changes	(3,377)	2,073
	$22,569	$45,548
Projected benefit obligation as of December 31
Unfunded amount–non-current	$18,398	$8,437
Unfunded amount–current	4,171	37,111
Total accrued liability	$22,569	$45,548

	Twelve Months Ended December 31,
	2018	2017
Components of net periodic benefit costs:	$4,502	$9,551
Service cost	2,876	1,902
Interest cost	(26,980)	5,739
Actuarial (gain)/loss	$(19,602)	$17,192

The weighted average actuarial assumptions used to determine benefit obligations and net periodic cost are:

Twelve Months Ended December 31,
	2018	2017
Discount rate	6.75 % per annum	6.75 % per annum
Rate of increase in compensation levels	12.00 % per annum	12.00 % per annum
Expected long term rate of return on plan assets per annum	-	-

During the years ended December 31, 2018, and 2017 the Company contributed $20,745 and $25,610 respectively, for various defined contribution plans on behalf of its employees in India.